Note Other comprehensive income (loss) (Reclassification out of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification adjustment for (gains) losses included in net income (loss)	$ 0	$ (7,718)	$ 0
Other-than-temporary impairment losses on available-for-sale debt securities	(14,445)	0	0
Income tax (benefit) expense	495,172	(58,279)	251,327
Net Income	895,344	(313,490)	599,327
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net Income	(24,656)	(9,386)	(14,356)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(16,300)	4,705	(24,674)
Income tax (benefit) expense	6,357	(1,835)	7,402
Net Income	(9,943)	2,870	(17,272)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of net losses
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	(20,100)	8,505	(24,674)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of prior service cost
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	3,800	(3,800)	0
Reclassification out of accumulated other comprehensive income | Unrealized holding (losses) gain on investments
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(14,304)	(870)	2,110
Income tax (benefit) expense	2,458	48	(317)
Net Income	(11,846)	(822)	1,793
Reclassification out of accumulated other comprehensive income | Unrealized holding (losses) gain on investments | Realized gain (loss) on sale of securities
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other-than-temporary impairment losses on available-for-sale debt securities	(14,445)	0	0
Net (loss) gain and valuation adjustments on investment securities	141	(870)	2,110
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(4,702)	(6,091)	1,839
Income tax (benefit) expense	1,835	2,375	(716)
Net Income	(2,867)	(3,716)	1,123
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Forward contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Mortgage banking activities	(4,702)	(6,091)	1,839
Reclassification out of accumulated other comprehensive income | Foreign currency translation
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	0	(7,718)	0
Income tax (benefit) expense	0	0	0
Net Income	0	(7,718)	0
Reclassification out of accumulated other comprehensive income | Foreign currency translation | Cumulative translation adjustment reclassified into earnings
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other operating income	$ 0	$ (7,718)	$ 0